Components of Provisions for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax provision:
Ireland taxes			$ 1,746	$ 481
Foreign taxes			(1,829)	(114)
Total current tax provision (benefit)			(83)	367
Deferred tax provision (benefit):
Ireland taxes			79	1,054
Foreign taxes			3,911	(556)
Total deferred tax provision (benefit)			3,990	498
Total provision for income taxes	$ 4,305	$ 1,457	$ 3,907	$ 865	$ 1,430